Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment net of accumulated depreciation, under a capital lease agreement	$ 20,300	$ 20,300	$ 22,800
Gross property, plant and equipment acquired under capital lease	25,400	25,400
Total obligations associated with capital lease agreement	21,000	21,000	23,200
Capital lease obligations classified in accrued expenses and other current liabilities	2,300	2,300	2,200
Capital lease obligations classified in deferred credits and other liabilities	18,700	18,700	21,000
Initial payments from insurance receivables		10,300
Property, plant and equipment, net	4,891,153	4,891,153	5,287,639
Interest expenses capitalized		300	$ 2,900	$ 10,900
First of Three Storage Domes [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment written down				21,000
Inventory written down				7,000
Insurance receivable				14,000
First of Three Storage Domes [Member] | Impairments And Losses On Assets [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment written down				$ 14,000
Three Iron Ore Storage Domes [Member]
Property, Plant and Equipment [Line Items]
Insurance receivable	15,400	15,400
Two Remaining Storage Domes [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment written down		19,400
Insurance receivable	11,700	11,700
Two Remaining Storage Domes [Member] | Impairments And Losses On Assets [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment written down		$ 7,700
Land and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		5 years
Land and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		25 years
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		4 years
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		40 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		2 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		15 years
Group Of Wells Assets With Carrying Value Closest To Its Undiscounted Cash Flows [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	87,200	$ 87,200
Raw Materials Segment [Member] | Assets Related to Blast Furnace Project at St. James Parish site [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment written down	$ 84,100